Employee Benefits (Restricted Stock Award Activity) (Details) (USD $)	12 Months Ended
Oct. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance, Shares	590,153
Granted, Shares	342,035
Forfeited, Shares	(3,950)
Vested, Shares	(333,720)
Ending balance, Shares	594,518
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance, Weighted-average grant date fair value (usd per share)	$ 3.77
Granted, Weighted-average grant date fair value (usd per share)	$ 4.10
Vested, Weighted-average grant date fair value (usd per share)	$ 3.78
Forfeited, Weighted-average grant date fair value (usd per share)	$ 3.86
Ending balance, Weighted-average grant date fair value (usd per share)	$ 3.95